RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS
NOTE 4– RELATED PARTY TRANSACTIONS

The Company has historically received periodic cash advances from our officers and relatives of our officers to fund operations.  The advances accrued interest at rates ranging from five percent (5%) to six percent (6%) per annum. In December 2010, the notes payable principal balance of $91,846 plus accrued interest for these advances was paid in full.